Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 65,294	$ 64,578	$ 192,451	$ 194,073
Total purchase price including deferred consideration			27,407
Loss on intangible of impairment	$ 0	$ 4,036	$ 275	$ 4,036